Quarterly Report
September 30, 2024
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Energy - Renewables – 3.7%
EDP Renovaveis S.A.	2,073,726	$36,264,444
Orsted A/S (a)	139,522	9,275,701
		$45,540,145
Natural Gas - Distribution – 2.6%
Atmos Energy Corp.	160,718	$22,293,194
China Resources Gas Group Ltd.	934,100	3,766,992
Southwest Gas Holdings, Inc.	68,750	5,071,000
		$31,131,186
Telecommunications - Wireless – 6.4%
Cellnex Telecom S.A.	852,911	$34,587,275
Rogers Communications, Inc., “B” (l)	288,169	11,586,846
SBA Communications Corp., REIT	135,343	32,577,060
		$78,751,181
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	382,088	$6,588,223
Utilities - Electric Power – 85.1%
Alliant Energy Corp.	557,158	$33,813,919
Ameren Corp.	560,540	49,024,828
American Electric Power Co., Inc.	367,578	37,713,503
CenterPoint Energy, Inc.	256,807	7,555,262
Constellation Energy	307,488	79,953,030
Dominion Energy, Inc.	883,851	51,077,749
DTE Energy Co.	448,499	57,591,757
E.ON SE	573,720	8,528,985
Edison International	589,710	51,357,844
Enel S.p.A.	3,623,787	28,942,633
Energias de Portugal S.A.	3,309,554	15,111,883
Equatorial Energia S.A.	574,400	3,426,767
National Grid PLC	1,972,707	27,165,334
NextEra Energy, Inc.	1,900,744	160,669,890
PG&E Corp.	4,070,062	80,465,126
Pinnacle West Capital Corp.	227,209	20,128,445
Portland General Electric Co.	375,611	17,991,767
PPL Corp.	1,330,011	43,996,764
Public Service Enterprise Group, Inc.	231,002	20,607,689
RWE AG	1,010,670	36,765,873
Sempra Energy	653,718	54,670,436
Southern Co.	546,980	49,326,656
SSE PLC	1,137,323	28,631,848
Vistra Corp.	223,299	26,469,864
Xcel Energy, Inc.	745,648	48,690,814
		$1,039,678,666
Utilities - Water – 1.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	162,900	$2,703,188
United Utilities Group PLC	675,486	9,441,818
Veolia Environnement S.A.	185,958	6,110,612
		$18,255,618
Total Common Stocks		$1,219,945,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.07% (v)	3,787,650	$3,788,787
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.86% (j)	1,271,400	$1,271,400

Other Assets, Less Liabilities – (0.2)%		(2,815,078)
Net Assets – 100.0%		$1,222,190,128
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,788,787 and $1,221,216,419, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 9/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	77,192	USD	85,671	HSBC Bank	10/18/2024	$312
EUR	462,794	USD	506,796	Morgan Stanley Capital Services, Inc.	10/18/2024	8,699
EUR	317,921	USD	348,143	State Street Bank Corp.	10/18/2024	5,982
EUR	110,270	USD	119,635	UBS AG	10/18/2024	3,192
GBP	26,141	USD	34,386	Merrill Lynch International	10/18/2024	564
						$18,749
Liability Derivatives
CAD	11,562	USD	8,569	Citibank N.A.	10/18/2024	$(17)
USD	7,228,940	CAD	9,861,375	State Street Bank Corp.	10/18/2024	(65,424)
USD	107,113,280	EUR	98,020,775	State Street Bank Corp.	10/18/2024	(2,069,824)
USD	1,559,948	GBP	1,214,097	Citibank N.A.	10/18/2024	(63,229)
USD	3,525,009	GBP	2,669,943	HSBC Bank	10/18/2024	(44,549)
USD	34,847,387	GBP	26,814,714	Merrill Lynch International	10/18/2024	(1,002,323)
USD	2,517,754	GBP	1,972,643	Morgan Stanley Capital Services, Inc.	10/18/2024	(119,554)
USD	117,281	GBP	91,359	State Street Bank Corp.	10/18/2024	(4,861)
						$(3,369,781)
At September 30, 2024, the fund had cash collateral of $1,120,000 to cover any collateral or margin obligations for securities and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,219,945,019	$—	$—	$1,219,945,019
Mutual Funds	5,060,187	—	—	5,060,187
Total	$1,225,005,206	$—	$—	$1,225,005,206
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$18,749	$—	$18,749
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,369,781)	—	(3,369,781)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,004,367	$103,946,594	$114,163,550	$2,478	$(1,102)	$3,788,787
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$319,681	$—
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